Expense Example - TCW Relative Value Large Cap Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	980
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	$ 1,554